Fair Value Measurements (Company's Level 3 Assets) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Available For Sale Securities [Member]
Company's Level 3 assets [Roll Forward]
Beginning balance	$ 1,366	$ 551
Transfers into level 3		1,279
Transfers out of level 3		(551)
Total gains or losses (realized/unrealized) Included in earnings	(23)
Included in other comprehensive income		87
Purchases, issuances, and settlements [Abstract]
Sales	(1,343)
Ending balance		1,366
Held-to-maturity [Member]
Company's Level 3 assets [Roll Forward]
Beginning balance	217,080	69,904
Total gains or losses (realized/unrealized) Included in earnings	1,289	1,846
Purchases, issuances, and settlements [Abstract]
Issuances	265,021	630,165
Sales	(198,889)	(484,835)
Ending balance	284,501	217,080
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	3,910	3,587
Investment In Unconsolidated Entity [Member]
Company's Level 3 assets [Roll Forward]
Beginning balance	193,595
Purchases, issuances, and settlements [Abstract]
Purchases		193,595
Settlements	(6,409)
Ending balance	$ 187,186	$ 193,595